S-K 1602, SPAC Registered Offerings	Apr. 08, 2026 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
MFH 2, LLC	4,500,000 Class B ordinary shares(1)	$25,000

	200,000 private placement units to be purchased simultaneously with the closing of this offering	$2,000,000

	$20,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services

	Up to $500,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $2,500,000 in working capital loans, which loans may be converted into private placement units of the post-business combination entity at the price of $10.00 per private placement unit	Working capital loans to finance transaction costs in connection with an initial business combination

MFH 2, LLC, our officers, our directors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.	Services in connection with identifying, investigating and completing an initial business combination

Finder’s, advisory, consulting or success fees

Payment for any services rendered in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Ian Hanna(2)	320,000 representative shares (as defined below)	Underwriter compensation in connection in connection with this offering

(1)	Assumes the full forfeiture of 675,000 founder shares and no exercise of the underwriters’ over-allotment option.
(2)	ARC Group Securities LLC, the representative of the underwriters, beneficially owns 320,000 representative shares and Ian Hanna, the CEO of ARC Group Securities LLC and our Chief Operating Officer and Executive Director, is deemed a promoter of our company. Assumes the underwriters’ overallotment option is not exercised.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$5.81	$5.11	$2.89	$4.12	$3.88	$2.63	$5.37	$0.14	$7.86
Assuming No Exercise of Over-Allotment Option
$5.80	$5.10	$2.90	$4.11	$3.89	$2.63	$5.37	$0.15	$7.85

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our acquisition strategy focuses on identifying and acquiring a business that aligns with and enhances the extensive expertise of our management team. We will leverage our sponsor’s robust network and our management team’s comprehensive industry relationships as a leader in SPAC advisory and investment banking to generate a pipeline of compelling business combination opportunities. Following the completion of this offering, our management team will immediately commence a disciplined process of target identification, due diligence, and transaction evaluation.

Our management team, in collaboration with ARC Group Limited and its advisers and affiliates, brings proven expertise in:

●	identifying, structuring, and executing strategic business acquisitions and divestitures;

●	successfully closing transactions in varying economic climates and market conditions across multiple jurisdictions;

●	cultivating and maintaining relationships with business owners, institutional investors, and executive leadership teams;

●	orchestrating complex transaction negotiations across diverse business environments;

●	securing strategic capital partnerships and navigating financial markets;

●	providing operational leadership, developing effective corporate strategies, and attracting and developing exceptional talent;

●	implementing post-acquisition integration strategies and synergy realization plans; and

●	driving sustainable growth through strategic initiatives, operational improvements, and calculated geographic and product line expansions.

While we may pursue an acquisition opportunity in any business, industry, sector or geographical location, we intend to focus on industries that complement our management team’s background, and to capitalize on the ability of our officers and directors to identify and acquire a business or businesses consistent with the experience of our management team and affiliates of our sponsor. We have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We will focus on these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines.

●	Companies with an attractive competitive position

●	Companies with knowledgeable management teams with a proven track record and relevant industry experience

●	Companies with high revenue growth or the potential for high revenue growth

●	Companies with the ability to generate future profits and free cash flows

●	Companies with scalability across multiple geographies

●	Companies that benefit from being a publicly traded company

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. We may decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, and in the event we do so, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private units described in this prospectus, $105,000,000 or $120,750,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated U.S. based trust account with Efficiency, INC. acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank.Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, the proceeds from this offering and the sale of the private units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 5,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	10,500,000one Class A ordinary share; andone redeemable warrant; and
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private shares and any public shares they may hold in connection with the completion of our initial business combination. In addition, the representative of the underwriters pursuant to the underwriting agreement has agreed to waive its redemption rights with respect to its representative shares in connection with the completion of our initial business combination or otherwise.

The non-managing sponsor members are not required to (i) hold any units, Class A ordinary shares, public rights or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor members will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. In addition, the representative of the underwriters pursuant to the underwriting agreement has agreed to waive its redemption rights with respect to its representative shares in connection with the completion of our initial business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules), as described above under the heading “Shareholders May Not Have the Ability to Approve Our Initial Business Combination.” Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above are contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by an ordinary resolution, which requires the affirmative vote of in excess of 50 percent of the votes of the holders of the ordinary Shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at a general meeting of the company of which notice has been duly given, or a resolution approved in writing by in excess of 50% of the holders of the issued shares entitled to vote on such matter, but if any such resolution is adopted otherwise than by the unanimous written consent of all shareholders, a copy of such resolution shall as soon as reasonably practicable be sent to all shareholders not consenting to such resolution. The amended and restated memorandum and articles of association of the Company will require that resolutions put to the vote of a meeting may be decided on a poll and regard shall be had to the number of votes to which each member is entitled to cast when computing whether the requisite approval threshold has been obtained to pass an ordinary resolution, so long as we offer redemption in connection with such amendment.

De-SPAC Consummation Timeframe, Duration	36 months
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 12 months from the closing of this offering (or 15 months from the closing of this offering if our sponsor exercises its three-month extension option), as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There are no limitations on the number of times we may seek shareholder approval for an extension or the length of time of any such extension. However, if we seek shareholder approval for an extension, holders of our public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness will have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by our public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our Executive Director and Chief Operating Officer, Ian Hanna, is the Chief Executive Officer of ARC Group Securities, the representative of the underwriters in this offering. As a result, ARC Group Securities is deemed to have a “conflict of interest” within the meaning of FINRA Rule 5121. Accordingly, this offering is being made in compliance with the applicable requirements of Rule 5121. ARC Group Securities will not confirm sales to any account over which it exercises discretionary authority without the specific prior written approval of the account holder. In addition, Rule 5121 requires that a “qualified independent underwriter,” as defined in Rule 5121, participate in the preparation of the registration statement and prospectus and exercise the usual standards of due diligence with respect thereto. IB Capital LLC (“IB Capital”) has agreed to act as a qualified independent underwriter for this offering. We have agreed to indemnify IB Capital against certain liabilities incurred in connection with acting as a qualified independent underwriter, including liabilities under the Securities Act. IB Capital will receive a fee of 100,000 representative shares upon the completion of this offering for acting as qualified independent underwriter.Conflicts may arise from ARC Group Securities’ affiliation with us, it or its affiliates’ provision of services both to us, other SPACs and to third-party clients, as well as from actions undertaken by ARC Group Securities for its own account. ARC Group Securities is often engaged as a financial advisor, or placement agent, to corporations and other entities and their directors and managers in connection with the sale of those entities, their assets or their subsidiaries. Alternatively, ARC Group Securities, or another affiliate of our sponsor, may be a financial advisor to a target business that we pursue a business combination with and ARC Group Securities, or another affiliate of our sponsor, may receive fees from the target business in connection with a business combination. ARC Group Securities also represents potential buyer’s businesses and may be incentivized or obligated to direct an opportunity to one of these buyers in lieu of us, thereby eliminating or reducing the investment opportunities available to us.In addition, in the ordinary course of its business activities, ARC Group Securities and its respective affiliates may make or hold a broad array of investments and actively trade debt and equity securities (or related derivative securities) and financial instruments (including bank loans) for their own account and for the accounts of their customers, in each case via walled-off entities. Such trades have in the past and may in the future include the securities of SPACs or similar blank check vehicles (including our securities). Such investments and securities activities may involve securities and/or instruments of ours or our affiliates. ARC Group Securities and its respective affiliates may also make investment recommendations and/or publish or express independent research views in respect of such securities or financial instruments and may hold, or recommend to clients that they acquire long and/or short positions in such securities and instruments, in each case to include the securities of SPACs or similar blank check vehicles (including our securities).Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. In particular, our Chief Operating Officer and Executive Officer, Ian Hanna, is an officer and director of ARC Group Securities Acquisition I and ARC Group Securities Acquisition II, each a blank check company incorporated in the Cayman Islands formed for the purpose of effecting its own business combination that has not yet completed its initial public offering. Ian Hanna owes fiduciary duties under Cayman Islands law to ARC Group Securities Acquisition I and ARC Group Securities Acquisition II. Accordingly, if Ian Hanna becomes aware of a business combination opportunity which is suitable for an entity to which he has then current fiduciary or contractual obligations, including ARC Group Securities Acquisition I and ARC Group Securities Acquisition II, he will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under BVI law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.Our sponsor, officers or directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination. However, because we expect that our company will generally have priority over any other special purpose acquisition companies subsequently formed by our sponsor, officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Another conflict would arise if one or more of our officers or directors is offered a position as an officer or director of the surviving corporation in a prospective business combination, or if the resignation or of one or more of them is a condition to the consummation of a prospective business combination.ARC Group Limited and its respective affiliates may hold long and/or short positions in such securities and instruments, in each case to include the securities of SPACs or similar blank check vehicles (including our securities). Additionally, there are no contractual agreements between us, ARC Group Limited, our sponsor or any affiliates of our initial shareholders regarding allocation of opportunities between us and clients or affiliates of ARC Group Limited.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of December 31, 2025
	0% Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment
Public offering price	$8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00	8.00
Net tangible book value deficit before this offering	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)
Increase attributable to public shareholders	5.88	5.89	5.18	5.19	4.19	4.20	2.71	2.71	0.23	0.22
Pro forma net tangible book value after this offering	5.80	5.81	5.10	5.11	4.11	4.12	2.63	2.63	0.15	0.14
Dilution to public shareholders	$2.20	2.19	2.90	2.89	3.89	3.88	5.37	5.37	7.85	7.86
% Dilution to public shareholders	27.5%	27.4%	36.3%	36.1%	48.6%	48.5%	67.1%	67.1%	98.1%	98.3%

Net tangible book value

Numerator:
Net tangible book value deficit before this offering	(416,951)	(416,951)	(416,951)	(416,951)	(416,951)	(416,951)	(416,951)	(416,951)	(416,951)	(416,951)
Net proceeds from this offering and the sale of private units(1)	106,300,000	122,050,000	106,300,000	122,050,000	106,300,000	122,050,000	106,300,000	122,050,000	106,300,000	122,050,000
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	372,551	372,551	372,551	372,551	372,551	372,551	372,551	372,551	372,551	372,551
Less: Overallotment liability	(116,078)	-	(116,078)	-	(116,078)	-	(116,078)	-	(116,078)	-
Less: Redemptions(2)	-	-	(26,250,000)	(30,187,500)	(52,500,000)	(60,375,000)	(78,750,000)	(90,562,500)	(105,000,000)	(120,750,000)
Total	106,139,523	122,005,600	79,889,523	91,818,100	53,693,523	61,630,600	27,389,523	31,443,400	1,139,523	1,255,600

Denominator:
Ordinary shares outstanding prior to this offering	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000	5,175,000
Ordinary shares forfeited if over-allotment is not exercised	(675,000)	-	(675,000)	-	(675,000)	-	(675,000)	-	(675,000)	-
Ordinary shares offered	10,500,000	12,075,000	10,500,000	12,075,000	10,500,000	12,075,000	10,500,000	12,075,000	10,500,000	12,075,000
Representative shares	420,000	483,000	420,000	483,000	420,000	483,000	420,000	483,000	420,000	483,000
Private shares	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Less: Ordinary shares redeemed	-	-	(2,625,000)	(3,018,750)	(5,250,000)	(6,037,500)	(7,875,000)	(9,056,250)	(10,500,000)	(12,075,000)
Total	18,295,000	21,001,750	15,670,000	17,983,000	13,045,000	14,964,250	10,420,000	11,945,500	7,795,000	8,926,750

(1)	Expenses applied against gross proceeds include offering expenses of approximately $700,000. See “Use of Proceeds.”
(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares, public rights or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”